Offsetting of Financial Assets and Liabilities - Summary of Financial Instruments Subject to Offsetting, Master Netting Agreements and Similar Agreements (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Derivative Financial Asset And Liabilities Offsetting Arrangements [line items]
Financial Instrument Assets, Offsetting effects on Statement Financial Position, Gross Amount	$ 106,830	$ 41,767
Financial Instrument Assets, Offsetting effects on Statement Financial Position, Offset Amount	0	0
Financial Instrument Assets, Net amounts in Statement Financial Position	106,830	41,767
Financial Instrument Assets, Related amounts not offset, Subject to netting agreements	(99,922)	(37,865)
Financial Instrument Assets, Total Net Amount	6,908	3,902
Financial Instrument Liabilities, Offsetting effects on Statement Financial Position, Gross Amount	127,920	47,536
Financial Instrument Liabilities, Offsetting effects on Statement Financial Position, Offset Amount	0	0
Financial Instrument Liabilities, Net amounts in Statement Financial Position	127,920	47,536
Financial Instrument Liabilities, Related amounts not offset, Subject to netting agreements	(99,922)	(37,865)
Financial Instrument Liabilities, Total Net Amount	27,998	9,671
Derivative Assets [member]
Disclosure Of Derivative Financial Asset And Liabilities Offsetting Arrangements [line items]
Financial Instrument Assets, Offsetting effects on Statement Financial Position, Gross Amount	106,830	41,767
Financial Instrument Assets, Offsetting effects on Statement Financial Position, Offset Amount	0	0
Financial Instrument Assets, Net amounts in Statement Financial Position	106,830	41,767
Financial Instrument Assets, Related amounts not offset, Subject to netting agreements	(99,922)	(37,865)
Financial Instrument Assets, Total Net Amount	6,908	3,902
Derivative financial instruments [member]
Disclosure Of Derivative Financial Asset And Liabilities Offsetting Arrangements [line items]
Financial Instrument Liabilities, Offsetting effects on Statement Financial Position, Gross Amount	127,920	47,536
Financial Instrument Liabilities, Offsetting effects on Statement Financial Position, Offset Amount	0	0
Financial Instrument Liabilities, Net amounts in Statement Financial Position	127,920	47,536
Financial Instrument Liabilities, Related amounts not offset, Subject to netting agreements	(99,922)	(37,865)
Financial Instrument Liabilities, Total Net Amount	$ 27,998	$ 9,671